Commitments and contingencies - Narrative (Details) $ in Millions			12 Months Ended
	Jun. 20, 2025 USD ($)	Aug. 02, 2022 USD ($)	Dec. 31, 2025 USD ($)	Apr. 09, 2025 USD ($) victim	Nov. 17, 2020 lawsuit
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits | lawsuit					22
Number of lawsuits filed by groups of plaintiffs | lawsuit					15
Number of wrongful death lawsuits | lawsuit					1
Number of non-litigation claims | lawsuit					6
Number of lawsuits filed by insurance companies | lawsuit					21
Accrued estimated losses | $			$ 178.4
Expenses of wildlife memerandum account | $			71.5
Insurance recovery | $	$ 78.2		$ 116.0
Legal fees | $	$ 6.7
Mountain View Fire | Damage from Fire, Explosion or Other Hazard
Commitments Disclosure [Line Items]
Number of lawsuits filed by groups of plaintiffs | lawsuit					15
Number of non-litigation claims | lawsuit					1
Apple Valley Condemnation Proceedings
Commitments Disclosure [Line Items]
Litigation settlement, loss | $		$ 13.2
Lexington Gas Incident
Commitments Disclosure [Line Items]
Accrued estimated losses | $				$ 152.2
Expected recoveries of insurance amount | $				$ 149.0
Number of victims who suffered serious physical injuries | victim				2